IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600






Integrated ARROs Fund I (the "Fund")
------------------------------------

October, 2003

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 2003. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

                             Integrated ARROs Fund I
                        Statement of Financial Condition
                                  June 30, 2003
                                   (unaudited)



Assets

Cash and Cash Equivalents                               $ 3,906,372

Investments in payment obligations, at minimum
termination value (cost $2,302,742)                       8,171,642
                                                        -----------

Total Assets                                             12,078,014
                                                        ===========

Liabilities

Distributions Payable                                     3,906,372
                                                        -----------

Net Assets                                              $ 8,171,642
                                                        ===========

Net Asset Value per unit (2,771 units outstanding)      $  2,948.99
                                                        ===========








                        See notes to financial statements

                                           Integrated ARROs Fund I
                                           Statement of Operations
                                       Six Months Ended June 30, 2003
                                                 (unaudited)



Investment Income:

    Interest and discount earned, net of fund expenses               $ 2,419,863
                                                                     ===========












                        See notes to financial statements

                             Integrated ARROs Fund I
                       Statement of Changes in Net Assets
                                  June 30, 2003
                                   (unaudited)



Decrease in net assets from operations:


Net investment income                                               $ 2,419,863
                                                                    -----------

Net increase in net assets resulting from operations                  2,419,863

Total declared as distributions to Unit Holders                      (4,237,472)
                                                                    -----------

Net decrease in net assets                                           (1,817,609)

Net assets:

Beginning of period                                                   9,989,251
                                                                    -----------

End of period                                                       $ 8,171,642
                                                                    ===========







                        See notes to financial statements

_
                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.   GENERAL

     The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 2002, which is herein incorporated by reference.

     The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

     Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

2    SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

     Cash and Cash Equivalents

     Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

3.   THE SPONSOR

     IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

     Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party, provides administrative services to Presidio, who in turn provides services to the Fund.

4.   COMMITMENTS AND CONTINGENCIES

     The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund II, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund had been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $37,816 in expenses from the proceeds of the January 2003 through June 2003 payment obligations received.

5.   DISTRIBUTION PAYABLE


     The Trustee declared a $3,906,372 (1,409.73 per unit) distribution payable to unitholders of record as of June 30, 2003. Such distribution was paid on July 15, 2003.

6.   SIGNIFICANT TRANSACTIONS

     The general partner of Walstaff Associates ("Walstaff") sold the sole Walstaff property on May 31, 2003 to the tenant of the property pursuant to the purchase option defined in the lease (a voluntary sale under the terms of the Trust Indenture). As a result, Walstaff wired $3,671,816 to the Fund's Trustee in full satisfaction of the Walstaff payment obligation. Such proceeds along with interest earned thereon were distributed to Unitholders in July 2003.

                             Integrated ARROs Fund I
              Schedule of Selected Per Unit Operating Performance,
                          Ratios and Supplemental Data


                                           Six Months Ended       Year Ended
                                            June 30, 2003      December 31, 2002
                                             (unaudited)           (audited)
                                           ----------------    -----------------

Per Unit Operating Performance

Net asset value, beginning of period      $       3,604.93    $       3,784.81

Net investment income                               873.28              405.02

Distributions                                    (1,529.22)            (584.90)
                                          ----------------    ----------------

Net asset value, end of period            $       2,948.99    $       3,604.93
                                          ================    ================

Total investment return                   $         873.28    $         405.02
                                          ================    ================

Ratios/Supplemental Data

Net assets, end of period                 $      8,171,642       $   9,989,251

Ratio of expenses to average net assets               0.42%              50.00%

Ratio of net investment income to average
net assets                                           26.65%(1)           10.96%

Portfolio turnover rate                              N/A                   N/A

(1)  Not annualized.

                             Integrated ARROs Fund I
                        Schedule of Portfolio Investments
                                  June 30, 2003

                                                                                                      Discount To
                                                                                                    Arrive at Lower
 Partnership /                                                                                   of Fair Market Value
 Date Payment                                                Original     Simple                      or Minimum
 Obligation                  Property          Type of       Principal   Interest     Accrued         Termination
  Incurred       Lessee      Location(s)       Property       Amount       Rate       Interest          Amount
--------------------------------------------------------------------------------------------------------------------

Walando         Walgreen     Orlando, FL       Office/       $820,000      13.0%     $1,354,804        $1,174,255
03/18/81        Company                        Warehouse
                                               Building


Santex (2)      Albertson's  Venice, FL        Retail         570,000      17.0%      1,038,552           715,645
07/01/81        Inc.         Livermore, CA     Facilities


Lando           Albertson's  Portland, OR      Retail         783,451      16.0%      1,968,442         1,689,234
10/21/81        Inc.         Orlando, FL       Facilities
(amended                     Huntsville, AL
04/15/82)


Denville        Xerox        Lewisville, TX    Plant          963,048      15.0%      2,400,139         2,606,346
12/22/81        Corporation                    Facility
(amended
01/27/84)


Elway           Safeway      Billings, MT      Retail       1,429,042      18.5%      4,019,483         3,213,257
03/18/82        Stores, Inc. Fort Worth, TX    Facilities          (5)
                             Aurora, CO
                             Mamoth Lakes, CA


Walcreek        Hercules     Walnut Creek,     Office       1,306,709      18.5%      2,615,465         1,698,756
08/01/82        Credit Inc.  CA                Building
(amended        (4)
06/29/83,
12/3/84)
                                                           -----------               ------------   --------------
                                                           $5,872,250                $13,396,885      $11,097,493
                                                           ===========               ============   ==============

(1)  Primary Term of the applicable net lease.
(2)  Two Payment Obligations, one for each property, treated as one.
(3)  Guaranteed by Walgreen Company.
(4)  Guaranteed by Hercules Incorporated
(5) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.



                            Integrated ARROs Fund I
                        Schedule of Portfolio Investments
                                  June 30, 2003


                                                                               Lower of
 Partnership /                                                              Fair Market Value
Date Payment                                                  Periodic        or Minimum
 Obligation                  Property          Type of     Payment During    Termination
  Incurred      Lessee       Location(s)       Property   Primary Term (1)      Amount
-----------------------------------------------------------------------------------------

Walando         Walgreen     Orlando, FL       Office/       5/1/96-4/1/06    $1,000,549
03/18/81        Company                        Warehouse     $11,883/mo
                                               Building


Santex (2)      Albertson's  Venice, FL        Retail        9/1/96-8/1/06       892,907
07/01/81        Inc.         Livermore, CA     Facilities    $13,342/mo


Lando           Albertson's  Portland, OR      Retail        7/1/97-1/1/07     1,062,659
10/21/81        Inc.         Orlando, FL       Facilities     $62,656/semi
(amended                     Huntsville, AL
04/15/82)


Denville        Xerox        Lewisville, TX    Plant         8/1/98-7/1/08       756,841
12/22/81        Corporation                    Facility      $12,038/mo
(amended
01/27/84)


Elway           Safeway      Billings, MT      Retail        7/1/97-6/1/07     2,235,268
03/18/82        Stores, Inc. Fort Worth, TX    Facilities    $22,027/mo (5)           (5)
                             Aurora, CO
                             Mamoth Lakes, CA


Walcreek        Hercules     Walnut Creek,     Office       10/1/97-9/1/07     2,223,418
08/01/82        Credit Inc.  CA                Building      $30,155/mo
(amended        (4)
06/29/83,
12/3/84)
                                                                           --------------
                                                                              $8,171,642
                                                                           ==============

(1)  Primary Term of the applicable net lease.
(2)  Two Payment Obligations, one for each property, treated as one.
(3)  Guaranteed by Walgreen Company.
(4)  Guaranteed by Hercules Incorporated
(5) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.

                             INTEGRATED ARROS FUND I
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                      JANUARY 1, 2003 THROUGH JUNE 30, 2003

                  ACCRUED                          ACCRUED                         ACCRUED                         ACCRUED
  DATE            INTEREST          DATE          INTEREST          DATE           INTEREST         DATE           INTEREST
  ----            --------          ----          --------          ----           --------         ----           --------
 01-Jan-03       15,796,456       23-Feb-03      15,876,173       17-Apr-03       15,866,446      09-Jun-03       13,340,535
 02-Jan-03       15,799,648       24-Feb-03      15,879,365       18-Apr-03       15,869,637      10-Jun-03       13,343,218
 03-Jan-03       15,802,839       25-Feb-03      15,882,557       19-Apr-03       15,872,829      11-Jun-03       13,345,901
 04-Jan-03       15,806,031       26-Feb-03      15,885,749       20-Apr-03       15,876,021      12-Jun-03       13,348,585
 05-Jan-03       15,809,223       27-Feb-03      15,888,940       21-Apr-03       15,879,213      13-Jun-03       13,351,268
 06-Jan-03       15,812,415       28-Feb-03      15,892,132       22-Apr-03       15,882,404      14-Jun-03       13,353,951
 07-Jan-03       15,815,606       01-Mar-03      15,805,879       23-Apr-03       15,885,596      15-Jun-03       13,356,635
 08-Jan-03       15,818,798       02-Mar-03      15,809,071       24-Apr-03       15,888,788      16-Jun-03       13,359,318
 09-Jan-03       15,821,990       03-Mar-03      15,812,262       25-Apr-03       15,891,980      17-Jun-03       13,362,001
 10-Jan-03       15,825,182       04-Mar-03      15,815,454       26-Apr-03       15,895,171      18-Jun-03       13,364,685
 11-Jan-03       15,828,373       05-Mar-03      15,818,646       27-Apr-03       15,898,363      19-Jun-03       13,367,368
 12-Jan-03       15,831,565       06-Mar-03      15,821,837       28-Apr-03       15,901,555      20-Jun-03       13,370,052
 13-Jan-03       15,834,757       07-Mar-03      15,825,029       29-Apr-03       15,904,747      21-Jun-03       13,372,735
 14-Jan-03       15,837,949       08-Mar-03      15,828,221       30-Apr-03       15,907,938      22-Jun-03       13,375,418
 15-Jan-03       15,841,140       09-Mar-03      15,831,413       01-May-03       15,821,685      23-Jun-03       13,378,102
 16-Jan-03       15,844,332       10-Mar-03      15,834,604       02-May-03       15,824,877      24-Jun-03       13,380,785
 17-Jan-03       15,847,524       11-Mar-03      15,837,796       03-May-03       15,828,069      25-Jun-03       13,383,468
 18-Jan-03       15,850,716       12-Mar-03      15,840,988       04-May-03       15,831,260      26-Jun-03       13,386,152
 19-Jan-03       15,853,907       13-Mar-03      15,844,180       05-May-03       15,834,452      27-Jun-03       13,388,835
 20-Jan-03       15,857,099       14-Mar-03      15,847,371       06-May-03       15,837,644      28-Jun-03       13,391,518
 21-Jan-03       15,860,291       15-Mar-03      15,850,563       07-May-03       15,840,836      29-Jun-03       13,394,202
 22-Jan-03       15,863,482       16-Mar-03      15,853,755       08-May-03       15,844,027      30-Jun-03       13,396,885
 23-Jan-03       15,866,674       17-Mar-03      15,856,947       09-May-03       15,847,219
 24-Jan-03       15,869,866       18-Mar-03      15,860,138       10-May-03       15,850,411
 25-Jan-03       15,873,058       19-Mar-03      15,863,330       11-May-03       15,853,603
 26-Jan-03       15,876,249       20-Mar-03      15,866,522       12-May-03       15,856,794
 27-Jan-03       15,879,441       21-Mar-03      15,869,714       13-May-03       15,859,986
 28-Jan-03       15,882,633       22-Mar-03      15,872,905       14-May-03       15,863,178
 29-Jan-03       15,885,825       23-Mar-03      15,876,097       15-May-03       15,866,370
 30-Jan-03       15,889,016       24-Mar-03      15,879,289       16-May-03       15,869,561
 31-Jan-03       15,892,208       25-Mar-03      15,882,481       17-May-03       15,872,753
 01-Feb-03       15,805,955       26-Mar-03      15,885,672       18-May-03       15,875,945
 02-Feb-03       15,809,147       27-Mar-03      15,888,864       19-May-03       15,879,137
 03-Feb-03       15,812,338       28-Mar-03      15,892,056       20-May-03       15,882,328
 04-Feb-03       15,815,530       29-Mar-03      15,895,248       21-May-03       15,885,520
 05-Feb-03       15,818,722       30-Mar-03      15,898,439       22-May-03       15,888,712
 06-Feb-03       15,821,914       31-Mar-03      15,901,631       23-May-03       15,891,904
 07-Feb-03       15,825,105       01-Apr-03      15,815,378       24-May-03       15,895,095
 08-Feb-03       15,828,297       02-Apr-03      15,818,570       25-May-03       15,898,287
 09-Feb-03       15,831,489       03-Apr-03      15,821,761       26-May-03       15,901,479
 10-Feb-03       15,834,681       04-Apr-03      15,824,953       27-May-03       15,904,671
 11-Feb-03       15,837,872       05-Apr-03      15,828,145       28-May-03       15,907,862
 12-Feb-03       15,841,064       06-Apr-03      15,831,337       29-May-03       15,911,054
 13-Feb-03       15,844,256       07-Apr-03      15,834,528       30-May-03       15,914,246
 14-Feb-03       15,847,448       08-Apr-03      15,837,720       31-May-03       15,917,437
 15-Feb-03       15,850,639       09-Apr-03      15,840,912       01-Jun-03       13,319,068
 16-Feb-03       15,853,831       10-Apr-03      15,844,104       02-Jun-03       13,321,751
 17-Feb-03       15,857,023       11-Apr-03      15,847,295       03-Jun-03       13,324,435
 18-Feb-03       15,860,215       12-Apr-03      15,850,487       04-Jun-03       13,327,118
 19-Feb-03       15,863,406       13-Apr-03      15,853,679       05-Jun-03       13,329,801
 20-Feb-03       15,866,598       14-Apr-03      15,856,871       06-Jun-03       13,332,485
 21-Feb-03       15,869,790       15-Apr-03      15,860,062       07-Jun-03       13,335,168
 22-Feb-03       15,872,982       16-Apr-03      15,863,254       08-Jun-03       13,337,851

                            INTEGRATED ARROS FUND I
                            -----------------------
                            FORM N-30D JUNE 30, 2003
                            ------------------------

                                 CERTIFICATIONS

          I, Steven B. Kauff, certify that:

     1.   I have reviewed this report on Form N-30D of Integrated Arros Fund I;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, statements of operations and changes in net assets of the Registrant as of, and for, the periods presented in this report;

     4. The Registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rule 30a-2(C) under the Investment Company
          Act) for the Registrant and have:

          a) designed such disclosure controls and procedures to ensure that material information relating to the Registrant is made known to us, particularly during the period in which this report is being prepared:

          b)   evaluated  the  effectiveness  of  the  Registrant's   disclosure
               controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

          c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures on our evaluation as of the Evaluation Date;

     5. The Registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the Registrant's auditors and the audit committee of Registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls which could adversely affect the Registrant's ability to record, process, summarize and report financial data and have identified for the Registrant's auditors any material weaknesses in internal controls; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal controls; and

     6. The Registrant's other certifying officers and I have indicated in this report whether there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

     Date:   October 17, 2003
                                                       /s/ Steven B. Kauff
                                                       -------------------------
                                                       Steven B. Kauff
                                                       Vice President, Treasurer
                                                       and Director

                             INTEGRATED ARROS FUND I
                             -----------------------
                            FORM N-30D JUNE 30, 2003
                            ------------------------

                                 CERTIFICATIONS

          I, Richard J McCready, certify that:

     1.   I have reviewed this report on Form N-30D of Integrated Arros Fund I;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, statements of operations and changes in net assets of the Registrant as of, and for, the periods presented in this report;

     4. The Registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rule 30a-2(C) under the Investment Company
          Act) for the Registrant and have:

          a) designed such disclosure controls and procedures to ensure that material information relating to the Registrant is made known to us, particularly during the period in which this report is being prepared:

          b)   evaluated  the  effectiveness  of  the  Registrant's   disclosure
               controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

          c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures on our evaluation as of the Evaluation Date;

     5. The Registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the Registrant's auditors and the audit committee of Registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls which could adversely affect the Registrant's ability to record, process, summarize and report financial data and have identified for the Registrant's auditors any material weaknesses in internal controls; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal controls; and

     6. The Registrant's other certifying officers and I have indicated in this report whether there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

     Date:   October 17, 2003                           /s/ Richard J McCready
                                                         --------------------
                                                        Richard J McCready
                                                        President, Secretary
                                                        and Director